Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities [Abstract]
Foreign currency forward contracts

	Contract Amount	Fair Value /Carrying
	in Foreign	Amount of Asset/(Liability)		Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)		Forward	2012	2013
	(thousands)	Hedge	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	499,000	(209)	(271)	5.96	50,908	32,848
British Pound	5,290	—	59	0.64	5,925	2,322
Euro	3,025	—	(113)	0.77	1,571	2,382

		(209)	(325)		58,404	37,552

Summary of cross currency swap agreement

								Fair Value /
								Carrying	Weighted-
Principal	Principal	Floating Rate Receivable		Floating Rate Payable				Amount of	Average
Amount	Amount	Reference		Reference			Fixed Rate	Asset	Remaining
NOK	USD	Rate	Margin	Rate		Margin	Payable	(Liability)	Term (years)
600,000	98,500	NIBOR	4.75%	LIBOR	(1)	5.04%		2,775	1.3
600,000	101,400	NIBOR	5.75%				7.49%	(2,976)	4.5

								(201)

Interest rate swap agreements

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%)(1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	900,000	(236,553)	12.0	4.7
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	529,704	(76,298)	7.3	4.0
U.S. Dollar-denominated interest rate swap (2)(4)	LIBOR	98,500	(882)	1.4	1.1

		1,528,204	(313,733)

Location and fair value amounts of derivative instruments

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	Receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2012
Foreign currency contracts – cash flow hedges	—	309	—	—	(518)	—
Foreign currency contracts – not designated as hedges	—	1,085	—	—	(1,369)	(41)
Cross currency swap—not designated as hedges	244	1,815	1,248	—	—	(3,508)
Interest rate swaps – not designated as hedges	—	—	—	(9,081)	(47,480)	(257,172)

	244	3,209	1,248	(9,081)	(49,367)	(260,721)

As at December 31, 2011
Foreign currency contracts – cash flow hedges	—	549	—	—	(448)	(145)
Foreign currency contracts – not designated as hedges	—	2,192	2	—	(2,532)	(696)
Cross currency swap—not designated as hedges	225	1,577	875	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(10,406)	(43,416)	(244,157)

	225	4,318	877	(10,406)	(46,396)	(244,998)

Effective portion of gains (losses) on foreign currency contracts

Three Months Ended June 30, 2012				Three Months Ended June 30, 2011
Balance Sheet				Balance Sheet
(AOCI)	Statement of Loss			(AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
(653)	—	—	Vessel operating expenses	1,029	174	(83)	Vessel operating expenses
	86	(254)	General and administrative expenses		572	69	General and administrative expenses

(653)	86	(254)		1,029	746	(14)

Six Months Ended June 30, 2012				Six Months Ended June 30, 2011
Balance Sheet				Balance Sheet
(AOCI)	Statement of Income			(AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
336	—	—	Vessel operating expenses	3,012	781	(267)	Vessel operating expenses
	266	(234)	General and administrative expenses		730	199	General and administrative expenses

336	266	(234)		3,012	1,511	(68)

Effect of the (losses) gain on derivatives

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(14,338)	(13,769)	(29,345)	(27,471)
Foreign currency forward contracts	437	1,204	1,635	1,622

	(13,901)	(12,565)	(27,710)	(25,849)

Unrealized (losses) gains relating to:
Interest rate swaps	(41,842)	(26,969)	(17,079)	(6,204)
Foreign currency forward contracts	(4,574)	814	711	4,173

	(46,416)	(26,155)	(16,368)	(2,031)

Total realized and unrealized losses on non-designated derivative instruments	(60,317)	(38,720)	(44,078)	(27,880)

Effect of gain (loss) on cross currency swaps on consolidated statements of (loss) income

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Realized gains	696	777	1,690	1,444
Unrealized (losses) gains	(10,776)	3,135	(2,897)	9,363

Total realized and unrealized (losses) gains on cross currency swaps	(10,080)	3,912	(1,207)	10,807